Investments (Changes in Investments) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment [Line Items]
Balance at beginning of year	€ 4,836	€ 3,251	€ 3,471
Acquisitions (disposals) and capital increases (reductions)	1,893	(72)	(72)
Changes in the consolidation method (Note 3)	(582)	1,457	21
Effect of equity accounting (Note 41)	704	444	375
Dividends paid and reimbursements of share premium	(376)	(305)	(227)
Exchange differences and other changes	(291)	61	(317)
Balance at end of year	6,184	4,836	3,251
SAM Investment Holdings Limited
Investment [Line Items]
Effect of equity accounting (Note 41)	87	79	€ 64
Wizink Bank, S.A.
Investment [Line Items]
Acquisitions (disposals) and capital increases (reductions)	1,017
Effect of equity accounting (Note 41)	36
Allianz Popular, S.L.
Investment [Line Items]
Acquisitions (disposals) and capital increases (reductions)	438
Effect of equity accounting (Note 41)	15
Merlin and Testa
Investment [Line Items]
Changes in the consolidation method (Note 3)		€ 1,475
Santander Insurance | SAM Investment Holdings Limited
Investment [Line Items]
Changes in the consolidation method (Note 3)	€ (494)